LEASE LIABILITIES - Repayments of lease liabilities (Details) $ in Millions	Dec. 31, 2020 CAD ($)
2021
LEASE LIABILITIES
Undiscounted lease payments to be made	$ 32.0
2022
LEASE LIABILITIES
Undiscounted lease payments to be made	26.2
2023
LEASE LIABILITIES
Undiscounted lease payments to be made	24.4
2024
LEASE LIABILITIES
Undiscounted lease payments to be made	19.6
2025
LEASE LIABILITIES
Undiscounted lease payments to be made	12.0
2026 and thereafter
LEASE LIABILITIES
Undiscounted lease payments to be made	$ 28.1